Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 1,084,209	$ 1,490,030
Interest-bearing deposits at other financial institutions	31,850,143	21,491,922
Total cash and cash equivalents	32,934,352	22,981,952
Securities available for sale	93,666,153	108,250,434
Securities held to maturity (fair value approximates of $78,053 and $98,388 at September 30, 2011 and December 31, 2010, respectively)	75,810	95,702
Federal Home Loan Bank stock, at cost	2,322,900	2,322,900
Loans, net of allowance for loan losses of $6,864,196 at September 30, 2011 and $9,132,171 at December 31, 2010	263,536,587	276,114,617
Bank premises and equipment, net	5,676,290	8,047,370
Accrued interest receivable	1,337,407	1,326,480
Foreclosed assets	18,254,741	12,808,838
Other assets	8,560,558	9,551,121
Total Assets	426,364,798	441,499,414
LIABILITIES AND STOCKHOLDERS' EQUITY
Noninterest-bearing demand deposits	40,115,385	28,980,043
Interest-bearing demand deposits	22,773,718	24,834,214
Savings deposits and money market accounts	43,477,203	34,041,672
Time deposits	216,185,314	247,591,161
Total deposits	322,551,620	335,447,090
Federal funds purchased and securities sold under agreements to repurchase	26,053,577	24,325,372
Federal Home Loan Bank advances and other borrowings	43,045,000	54,715,000
Accrued interest payable	90,706	176,761
Other liabilities	2,176,468	1,016,038
Total Liabilities	393,917,371	415,680,261
Stockholders' Equity:
Preferred stock - no par value; 2,000,000 shares authorized; 300,060 shares issued and outstanding in 2011 and 114,540 shares issued and outstanding in 2010	7,300,221	2,727,424
Common stock - $l.00 par value; 20,000,000 shares authorized; 6,709,199 issued in 2011 and 2010; 6,500,396 outstanding in 2011 and 2010	6,500,396	6,500,396
Additional paid-in capital	21,296,653	21,237,298
Retained deficit	(3,725,732)	(4,317,130)
Accumulated other comprehensive income	1,075,889	(328,835)
Total Stockholders' Equity	32,447,427	25,819,153
Total Liabilities and Stockholders' Equity	$ 426,364,798	$ 441,499,414